Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates - Hong Kong, Dollars	Jun. 30, 2023	Jun. 30, 2022
Consolidated balance sheets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates [Line Items]
HKD to $1.00	7.8373	7.8478
Consolidated statements of operations and comprehensive loss [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates [Line Items]
HKD to $1.00	7.8367	7.8045